Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income taxes [Policy Text Block]

Income taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-5”). Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. See footnote 8 for further details.

Income taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-5”). Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. See footnote 8 for further details.

Revenue Recognition [Policy Text Block]

Revenue Recognition It is our policy that revenues will be recognized in accordance with ASC subtopic 605-10. Under ASC 605-10, product revenues are recognized when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed and determinable and collectability is reasonably assured.

Revenue Recognition

It is our policy that revenues will be recognized in accordance with ASC subtopic 605-10. Under ASC 605-10, product revenues are recognized when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed and determinable and collectability is reasonably assured.

Use of estimates [Policy Text Block]

Use of estimates The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of estimates

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash Equivalents [Policy Text Block]

Cash Equivalents The Company maintains cash balances in interest and non-interest bearing accounts. For the purpose of these financial statements, all highly liquid cash and investments with a maturity of three months or less are considered to be cash equivalents.

Cash Equivalents

The Company maintains cash balances in interest and non-interest bearing accounts. For the purpose of these financial statements, all highly liquid cash and investments with a maturity of three months or less are considered to be cash equivalents.

Net loss per share [Policy Text Block]

Net loss per share In accordance with ASC subtopic 260 - 10, the basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. For the three months ended March 31, 2013 and 2012, the denominator in the diluted EPS computation is the same as the denominator for basic EPS due to the anti-dilutive effect of the stock warrants and convertible debt on the Company’s net loss.

Net loss per share

In accordance with ASC subtopic 260-10, the basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. For the years ended December 31, 2012 and 2011, the denominator in the diluted EPS computation is the same as the denominator for basic EPS due to the anti-dilutive effect of the stock warrants and convertible debt on the Company’s net loss.

Financial instruments [Policy Text Block]

Financial instruments The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, and notes payable. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, or credit risks arising from these financial instruments. The fair values of these financial instruments approximate their carrying values because of their relatively short-term maturities. See Note 5 for further details.

Financial instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, and notes payable. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, or credit risks arising from these financial instruments. The fair values of these financial instruments approximate their carrying values because of their relatively short-term maturities. See Note 5 for further details.

Fair Value of Financial Instruments [Policy Text Block]

Fair Value of Financial Instruments The Company has financial instruments whereby the fair value of the financial instruments could be different from that recorded on a historical basis in the accompanying balance sheets. The Company's financial instruments consist of cash, accounts receivable, accounts payable, and notes payable. The carrying amounts of the Company's financial instruments approximate their fair values as of March 31, 2013 and December 31, 2012, due to their short-term nature. See Note 5 for further details.

Fair Value of Financial Instruments

The Company has financial instruments whereby the fair value of the financial instruments could be different from that recorded on a historical basis in the accompanying balance sheets. The Company's financial instruments consist of cash, accounts receivable, accounts payable, and notes payable. The carrying amounts of the Company's financial instruments approximate their fair values as of December 31, 2012 and 2011, due to their short-term nature. See Note 5 for further details.

Reclassifications [Policy Text Block]

Reclassifications Certain reclassifications have been made to the prior years’ financial statements to conform to the current year presentation. These reclassifications had no effect on previously reported results of operations or retained earnings.

Reclassifications

Certain reclassifications have been made to the prior years’ financial statements to conform to the current year presentation. These reclassifications had no effect on previously reported results of operations or retained earnings.

Oil and Gas Properties [Policy Text Block]

Oil and Gas Properties We follow the successful efforts method of accounting for oil and gas exploration and production activities. All costs for development wells, related plant and equipment, proved mineral interests in oil and gas properties are capitalized. Costs of exploratory wells are capitalized pending determination of whether the wells found proved reserves. Cost of wells that are assigned proved reserves remain capitalized. All other exploratory wells and costs are expensed.

Depreciation, depletion and amortization of all capitalized costs of proved oil and gas producing properties are expensed using the straight-line method over the estimated life of each well. Period valuation provisions for impairment of capitalized costs of unproved mineral interests are expensed. The costs of unproved properties are excluded from amortization until the properties are proved.

Unproved properties are assessed periodically individually when drilling and flow testing results indicate whether there is an economic resource or not. All capitalized costs associated with properties that have been determined to be a “dry-hole” or “uneconomic” are impaired when that determination is made. Proved properties are assessed periodically for impairment on an individual basis. Events that can trigger the test for possible impairment include significant decreases in the market value of a property, significant change in the extent or manner of use or change in property and the expectation that a property will be sold or otherwise disposed of significantly sooner than the previously estimated useful life. The assessment is done by comparing each property’s carrying value to their associated estimated undiscounted future net cash flows. Impaired properties are written down to their estimated fair values. The resulting impairment would be expensed to operations as impairment expense in the period in which it was determined that the impairment was indicated and calculated.

Oil and Gas Properties

We follow the successful efforts method of accounting for oil and gas exploration and production activities. All costs for development wells, related plant and equipment, proved mineral interests in oil and gas properties are capitalized. Costs of exploratory wells are capitalized pending determination of whether the wells found proved reserves. Cost of wells that are assigned proved reserves remain capitalized. All other exploratory wells and costs are expensed.

Depreciation, depletion and amortization of all capitalized costs of proved oil and gas producing properties are expensed using the straight-line method over the estimated life of each well. Period valuation provisions for impairment of capitalized costs of unproved mineral interests are expensed. The costs of unproved properties are excluded from amortization until the properties are proved.

Unproved properties are assessed periodically individually when drilling and flow testing results indicate whether there is an economic resource or not. All capitalized costs associated with properties that have been determined to be a “dry-hole” or “uneconomic” are impaired when that determination is made. Proved properties are assessed periodically for impairment on an individual basis. Events that can trigger the test for possible impairment include significant decreases in the market value of a property, significant change in the extent or manner of use or change in property and the expectation that a property will be sold or otherwise disposed of significantly sooner than the previously estimated useful life. The assessment is done by comparing each property’s carrying value to their associated estimated undiscounted future net cash flows. Impaired properties are written down to their estimated fair values. The resulting impairment would be expensed to operations as impairment expense in the period in which it was determined that the impairment was indicated and calculated.